Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2020
Supplemental Cash Flow Information - Schedule Of Supplemental Cash Flow Information
Schedule of Supplemental Cash Flow Information
	Six Months Ended June 30
(in thousands)	2020	2019

Supplemental disclosure of cash flow information
Interest paid	$4,110	$—
Income tax paid	$—	$—

Non cash financing and investing activities
Issuance of convertible preferred stock for Merger	$566,124	$—
Reclass of shares settled liability for intangible asset to stock-based compensation	$1,000	$—
Issuance of common stock – subsidiary share exchange	$2,042	$—
Reclass of shares settled liability to additional paid-in capital for issuance of common stock	$9,054
Lender advanced loan proceeds direct to fuboTV	$7,579	$—
Accrued Series D Preferred Stock dividends	$17	$—
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock settlement of liability	$171	$—
Common stock issued for lease settlement	$—	$130
Right-of-use assets exchanged for operating lease liabilities	$5,395	$—